Business developments	6 Months Ended
Jun. 30, 2020
Business developments
3 Business developments and subsequent events
Business developments
On July 30, 2020, the Group announced that its Board of Directors had resolved to introduce a series of measures designed to propel further growth while building on the Group’s performance in 2Q20. The Board of Directors has reaffirmed the existing Group strategy to be a leading wealth manager with strong global investment banking capabilities and approved a series of key strategic growth initiatives designed to build on the Group’s existing performance following the completed three-year restructuring program from 2015 through 2018.
To support the execution of the strategy, effective August 1, 2020 the Group will create a single, globally-integrated Investment Bank division through the combination of its existing Global Markets, Investment Banking & Capital Markets and Asia Pacific – Markets businesses to achieve critical scale. The Group will launch a new Sustainability, Research & Investment Solutions function at the Executive Board level, underlining the sharpened focus on sustainability. The Group will combine its existing Risk Management and Compliance functions into a single integrated Chief Risk and Compliance Officer function to unlock potential global synergies. The Group will also introduce certain refinements and investments in growth measures in the Swiss Universal Bank, International Wealth Management and Asia Pacific divisions.
Subsequent events
There were no subsequent events since the balance sheet date of the condensed consolidated financial statements.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments and subsequent events” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information on business developments.
There were no subsequent events since the balance sheet date of the condensed consolidated financial statements.